Grants (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Grants
Capital grants	€ 11,149	€ 11,010
Interest rate grants (preference loans)	696	812
Total Grants	11,845	11,822
Grants transferred to consolidated statement of profit and loss	€ 1,166	€ 323